Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements

4. FAIR VALUE MEASUREMENTS

The Company records cash equivalents and marketable securities at fair value. ASC Topic 820, Fair Value Measurements and Disclosures, established a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

The following tables summarize the cash equivalents and marketable securities measured at fair value on a recurring basis as of September 30, 2018 and December 31, 2017:

	Level 1	Level 2	Level 3	Balance as of September 30, 2018
Cash equivalents	$2,321,614	$—	$—	$2,321,614

	$2,321,614	$—	$—	$2,321,614

	Level 1	Level 2	Level 3	Balance as of December 31, 2017
Cash equivalents	$5,046,205	$—	$—	$5,046,205
Marketable securities:
U.S. government agency securities	—	8,986,259	—	8,986,259
Commercial paper	—	4,440,689	—	4,440,689
Corporate debt securities	—	702,775	—	702,775

	$5,046,205	$14,129,723	$—	$19,175,928

Cash equivalents and marketable securities have been initially valued at the transaction price and subsequently valued, at the end of each reporting period, utilizing third-party pricing services or other market observable data. The third-party pricing services utilize industry standard valuation models, including both income and market based approaches and observable market inputs to determine value. The Company’s cash equivalents consist of money market funds that are valued based on publicly available quoted market prices for identical securities as of September 30, 2018. After completing its validation procedures, the Company did not adjust or override any fair value carrying amounts as of September 30, 2018.

The carrying amounts reflected in the condensed consolidated balance sheets for cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair values at September 30, 2018 and December 31, 2017, due to their short-term nature.

The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of assets or liabilities between Level 1 and Level 2 during the nine months ended September 30, 2018 or the year ended December 31, 2017. The Company had no financial assets or liabilities that were classified as Level 3 at any time during the nine months ended September 30, 2018 or the year ended December 31, 2017.

4. FAIR VALUE MEASUREMENTS

The Company records cash equivalents and marketable securities at fair value. ASC Topic 820, Fair Value Measurements and Disclosures established a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table summarizes the cash equivalents and marketable securities measured at fair value on a recurring basis as of December 31, 2017 and December 31, 2016:

	Level 1	Level 2	Level 3	Balance at December 31, 2017
Cash equivalents	$5,046,205	$—	$—	$5,046,205
Marketable securities:
U.S. government agency securities	—	8,986,259	—	8,986,259
Commercial paper	—	4,440,689	—	4,440,689
Corporate debt securities	—	702,775	—	702,775

	$5,046,205	$14,129,723	$—	$19,175,928

	Level 1	Level 2	Level 3	Balance at December 31, 2016
Cash equivalents	$11,681,074	$—	$—	$11,681,074
Marketable securities:
U.S. government agency securities	—	31,059,491	—	31,059,491
Commercial paper	—	6,081,202	—	6,081,202
Corporate debt securities	—	1,518,240	—	1,518,240

	$11,681,074	$38,658,933	$—	$50,340,007

Cash equivalents and marketable securities have been initially valued at the transaction price and subsequently valued, at the end of each reporting period, utilizing third-party pricing services or other market observable data. The pricing services utilize industry standard valuation models, including both income and market based approaches and observable market inputs to determine value. The majority of the Company’s cash equivalents consist of money market funds that are valued based on publicly available quoted market prices for identical securities as of December 31, 2017. After completing its validation procedures, the Company did not adjust or override any fair value carrying amounts of as of December 31, 2017.

The carrying amounts reflected in the consolidated balance sheets for cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair values at December 31, 2017 and 2016, due to their short-term nature.

The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of assets or liabilities between Level 1 and Level 2 during the year ended December 31, 2017 or during the year ended December 31, 2016. The Company had no financial assets or liabilities that were classified as Level 3 at any point during the year ended December 31, 2017 or during the year ended December 31, 2016.